SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 11  - SHARE-BASED COMPENSATION:

1)	Warrants to service provider

In conjunction with its Series A-4 Preferred Share financing, Silexion issued warrants to acquire 1 Series A-4 Preferred Shares to a service provider who assisted in raising the funds, which were recorded as part of issue expenses. These warrants carried an exercise price as those issued to the investors in such round. The warrants were recognized as issuance costs and the portion attributed to the issuance of Series A-4 Preferred Shares was classified as part of the shareholders’ equity. The portion attributed to the issuance of the warrants was recognized as financial expenses. These warrants were automatically exercised on a cashless basis upon the Closing of the Transactions.

2)	Employee Stock Option Plan

As of December 31, 2024, the Board of Directors had approved a pool of 4,264 ordinary shares for grant to Company employees, consultants, directors and other service providers under the Company’s 2024 Equity Incentive Plan (the “2024 Plan”).

Under Silexion’s 2013 Share Option Plan and 2023 Equity Incentive Plan (collectively, the “Silexion Plans,” and, together with the 2024 Plan, the “Plans”), options to purchase ordinary shares of Silexion could have been granted to certain entities and individuals. Each option granted under the Silexion Plans is now exercisable for ordinary shares of the Company, until 10 years from the date of grant, or earlier upon cessation of employment or engagement of the grantee and certain other occurrences.

Following adoption of the 2024 Plan in connection with the Closing of the Transactions, future grants to Company employees and directors will only be made under the 2024 Plan, although outstanding grants under the Silexion Plans will continue to be governed by the terms of those plans. Grants to employees are made in accordance with the Plans and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance, under the capital gains track described in subsection (b)(2) of Section 102. In accordance with such track selected by the Company and the provisions associated with it, the Company is not entitled to claim a tax deduction for the employee benefits.

Awards outstanding under the Silexion Plans prior to the Acquisition Merger accelerated immediately upon Closing, such that the New Silexion options into which Silexion options were converted were fully vested.

The Group's expenses related to equity grants amounted to a total of $5,862 and $130 in 2024 and 2023, respectively. As of December 31, 2024, 4,264 New Silexion ordinary shares remain available for grant under the 2024 Plan.

Summary of outstanding and exercisable options:

Below is a summary of the Company's (or for periods prior to the Closing of the Transactions, Silexion’s) stock-based compensation activity and related information with respect to options granted to employees and non-employees for the year ended December 31, 2024 and 2023:

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2023	3,596	584.00	4.88	316
Granted	-	-	-	-
Exercised	(919)	0.45	0.01	490
Forfeited	(22)	907.80	6.02	-
Expired	(1,047)	607.95	-	-
Outstanding at December 31, 2024	1,608	897.47	7.19	*

Exercisable at December 31, 2024	1,608	897.47	7.19	*

Vested and expected to vest at December 31, 2024	1,608	897.47	7.19	*

* Represents an amount less than $1

In 2023 no option were exercised by employees and nonemployees.

RSUs granted to employees and non-employees:

On July 4, 2024, Silexion’s board of directors approved granting 5,242 fully vested RSUs to Silexion’s employees and directors, for which Silexion recognized an expense amounting to $5,578 in total.

The fair value for the RSUs granted in 2024 is based on the following assumptions:

Expected volatility	74.82%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%
Expected time to IPO (including de-SPAC transaction) (years)	0.137
Probability of other liquidation events	33%
Expected time to liquidation (years)	2.25
Expected return on Equity	22%

The fair value of equity compensation granted during 2024 was $5,578.

Options granted to employees and non-employees:

In the year ended December 31, 2024 and 2023, no options were granted, neither to employees nor to non-employees.

For the year ended December 31, 2024, there are no nonvested options outstanding.

As of December 31, 2024, there was no remaining unrecognized compensation cost related to unvested stock options granted under the Silexion Plans, as all outstanding options were fully accelerated during 2024.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2024	2023
Research and development	$2,424	$78
General and administrative	3,438	52
	$5,862	$130